Allowance for expected credit losses - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	£ (907,307)	£ (870,816)
Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Weight of scenario (in percent)	30.00%	30.00%
Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Weight of scenario (in percent)	30.00%	30.00%
Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Weight of scenario (in percent)	30.00%	30.00%
Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Weight of scenario (in percent)	10.00%	10.00%
MES downside and severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Weighting percentage applied in ECL calculation	40.00%
Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	£ (90,307)	£ (87,602)
Commercial Banking | Maximum | Scenario risk – sector level
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	(15)	(15)
Retail – UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	£ (323,087)	(312,280)
Retail – UK mortgages | Flood risk damage
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Book not exposed to risk (in percent)	0.80
Retail – UK mortgages | Coastal erosion damage risk
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Book not exposed to risk (in percent)	0.99
Buy-to-let mortgage | Maximum | Scenario risk – macro level
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	£ 10	10
Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(17,344)	(15,661)
Total Retail | Maximum | Scenario risk – macro level
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	(10)	(5)
Allowance for expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	3,228	3,481
Allowance for expected credit losses | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	355	354
Allowance for expected credit losses | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	224	(44)
Allowance for expected credit losses | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	834	882	£ 1,022
Allowance for expected credit losses | Commercial Banking | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	355	354
Allowance for expected credit losses | Commercial Banking | Individually assessed £m | Minimum
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	276	309
Allowance for expected credit losses | Commercial Banking | Individually assessed £m | Maximum
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	440	437
Allowance for expected credit losses | Commercial Banking | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	22	259
Allowance for expected credit losses | Commercial Banking | Judgemental adjustments £m | Loss given default alignment
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	50	80
Allowance for expected credit losses | Commercial Banking | Judgemental adjustments £m | Corporate Insolvency Rates
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	122	253
Allowance for expected credit losses | Commercial Banking | Judgemental adjustments £m | Corporate income gearing (CIG)
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	37
Allowance for expected credit losses | Commercial Banking | Judgemental adjustments £m | Commercial real estate price reduction
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	35
Allowance for expected credit losses | Commercial Banking | Judgemental adjustments £m | Global tariff and geo-political disruption risks
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	50	0
Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	726	848	1,105
Allowance for expected credit losses | Retail – UK mortgages | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Retail – UK mortgages | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	108	132
Allowance for expected credit losses | Retail – UK mortgages | Judgemental adjustments £m | Repossession risk
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	85	110
Allowance for expected credit losses | Retail – UK mortgages | Judgemental adjustments £m | Mortgage accounts in specific segments
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	13	13
Allowance for expected credit losses | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	514	579	£ 699
Allowance for expected credit losses | Credit cards | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Credit cards | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	63	(7)
Allowance for expected credit losses | Credit cards | Judgemental adjustments £m | Extension of modelled lifetime on retail revolving products
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	49	55
Allowance for expected credit losses | Credit cards | Judgemental adjustments £m | Loss given default alignment
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	(57)
Allowance for expected credit losses | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	937	882
Allowance for expected credit losses | Other | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	75	90
Allowance for expected credit losses | Other | Judgemental adjustments £m | Extension of modelled lifetime on retail revolving products
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	9	10
Allowance for expected credit losses | Other | Judgemental adjustments £m | Loss given default alignment
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	25	47
Allowance for expected credit losses | Total Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	2,177	2,309
Gross drawn exposures | Allowance for expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	£ 3,031	£ 3,211